Income taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s net deferred income tax liability as at June 30, 2018 and 2017 are as follows:

	June 30, 2018	June 30, 2017
	$	$

Broadcast licenses	(17,967)	(17,967)
Tangible benefit obligation	2,171	2,352
Leasehold inducement	—	123
Foreign tax credits	2,324	85
Participation payables and finance lease obligations and other liabilities	—	64
Property and equipment	697	(1,724)
Share issuance costs and deferred financing fees	(1,603)	(1,051)
Investment in film and television programs and acquired and library content	(27,568)	(7,782)
Intangible assets	(9,633)	(6,278)
Non-capital losses and other	33,900	17,619

Net deferred income tax liability	(17,679)	(14,559)

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate
The reconciliation of income taxes computed at the statutory tax rates to income tax expense (recovery) is as follows:

	June 30, 2018	June 30, 2017
	$	$

Income tax expense (recovery) based on combined federal and provincial tax rates of 31% (June 30, 2017 - 31%)	(1,664)	(113)
Income taxes increased (reduced) by:
Share-based compensation	915	1,792
Non-taxable portion of capital gain	(1,024)	—
Tax rate differential	3,675	(1,252)
Non-controlling interest	(2,223)	—
Non-deductible acquisition costs	—	1,244
Tax rate change on opening balance	2,120	—
Other	(308)	200

Provision for income taxes	1,491	1,871